Condensed Parent Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2025
Condensed Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of March 31,
	2025	2024
	$’000	$’000
ASSETS
Current assets:
Cash and cash equivalents	27	1,357
Prepaid expenses and other current assets, net	458	1,312
Loan receivables net of allowance for expected credit losses of nil and $410,000 as of March 31, 2025 and 2024, respectively	-	574
Amount due from a subsidiary	543	-
Amount due from a director	1	-
Total current assets	1,029	3,243

Non-current assets:
Interests in subsidiaries	4,688	4,688
Investment in an associate	-	254
Long-term investments, net	368	-
Property and equipment, net	141	124
Operating right-of-use assets, net	453	962
Refundable deposits	289	288
Prepaid expenses, net	352	450
Total non-current assets	6,291	6,766
TOTAL ASSETS	7,320	10,009

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other borrowings	420	-
Accruals and other current liabilities	494	158
Operating lease liabilities - current	442	536
Amount due to directors	582	3
Amount due to a related party	-	6
Amount due to a subsidiary	32	25
Total current liabilities	1,970	728

Non-current liabilities:
Operating lease liabilities - non-current	-	439
Total non-current liabilities	-	439
TOTAL LIABILITIES	1,970	1,167

Shareholders’ equity
Class A ordinary shares (US$0.0001 par value per share; 950,000,000 shares authorized; 8,440,000 and 7,460,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively)*	1	-	**
Class B ordinary shares (US$0.0001 par value per share; 50,000,000 shares authorized; 8,040,000 shares issued and outstanding as of March 31, 2025 and 2024)*	1	1
Additional paid-in capital	19,122	14,810
Accumulated losses	(13,774)	(5,969)
Total shareholders’ equity	5,350	8,842

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,320	10,009

Schedule of Condensed Statements of Loss

Condensed statements of loss

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000
Expenses
Marketing and promotion expenses	995	921	-
Commission and handlings expenses	426	-	-
Professional fee	4,179	421	8
Information technology expenses	290	19	-
Office expenses	671	117	-
Insurance	93	57	-
Public relations expenses	271	92	-
Employee benefits expenses	151	3,852	-
General and administrative expenses	718	97	1
(Reversal of) provision for expected credit losses	(410)	410	-
Total expenses	7,384	5,986	9

Other (expenses) income
Interest income	28	29	-
Interest expenses	(5)	-	-
Share of results of an associate	(54)	(3)	-
Loss on disposal of an associate	(100)	-	-
Impairment loss of long-term investments	(290)	-	-
Total other (expenses) income, net	(421)	26	-

Loss before income tax expense	(7,805)	(5,960)	(9)

Income tax expense	-	-	-
Net loss	(7,805)	(5,960)	(9)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000
Cash flows from operating activities:
Net loss	(7,805)	(5,960)	(9)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation of property and equipment	65	4	-
(Reversal of) provision for expected credit losses	(410)	410	-
Share based compensations	3,312	3,810	-
Share of results of an associate	54	3	-
Loss on disposal of an associate	100	-	-
Impairment loss of long-term investments	290	-	-
Interest income from loan receivable	(26)	(26)	-
Change in operating assets and liabilities:
Change in refundable deposits	(1)	(288)	-
Change in prepaid expenses and other current assets	1,003	(1,763)	-
Change in amount due from a director	-	1	-
Change in amount due from a subsidiary	(544)	-	-
Change in accruals and other current liabilities	336	158	-
Change in operating lease liabilities	(24)	13	-
Change in amount due to a subsidiary	7	39	8
Cash used in operating activities	(3,643)	(3,599)	(1)

Cash flows from investing activities
Purchase of property and equipment	(82)	(128)	-
Purchase of long-term investments, net	(658)	-	-
Acquisition of an associate	-	(257)	-
Proceeds from disposal of an associate	50	-	-
Repayment of loan to a third party	1,010	-	-
Loan to a third party	-	(958)	-
Cash provided by (used in) investing activities	320	(1,343)	-

Cash flows from financing activities
Proceeds from shareholders’ contribution	1,000	-	-
Net proceeds from IPO	-	7,065	-
Proceeds from other borrowings	420	-	-
Advance to a subsidiary	-	(774)	-
Advance from directors	573	3	6
Cash provided by financing activities	1,993	6,294	6

Net change in cash and cash equivalents	(1,330)	1,352	5
Cash and cash equivalents at beginning of the year	1,357	5	-
Cash and cash equivalents at the end of the year	27	1,357	5

Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	-	1,044	-